THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
COMMON STOCKS (98.0%)
BASIC INDUSTRIES (5.1%)
CHEMICALS (2.5%)
Albemarle Corp...................................      119,500   $   2,980,031
E.I. du Pont de Nemours & Co.....................      151,000       9,144,937
Union Carbide Corp...............................      233,600      10,307,600
                                                                 -------------
                                                                    22,432,568
                                                                 -------------
FOREST PRODUCTS & PAPER (1.4%)
Temple-Inland, Inc...............................      224,900      12,847,412
                                                                 -------------
METALS & MINING (1.2%)
Allegheny Teledyne, Inc..........................      420,672      10,832,304
                                                                 -------------
  TOTAL BASIC INDUSTRIES.........................                   46,112,284
                                                                 -------------

CONSUMER GOODS & SERVICES (23.1%)
AUTOMOTIVE (0.8%)
Goodyear Tire and Rubber Co......................      113,500       6,888,031
                                                                 -------------
BROADCASTING & PUBLISHING (3.6%)
Tele-Communications Inc., Series A+..............      380,329       8,711,911
Tele-Communications TCI Ventures Group+..........      608,871      13,832,788
U.S. West Media Group+...........................      375,100       9,963,594
                                                                 -------------
                                                                    32,508,293
                                                                 -------------
ENTERTAINMENT, LEISURE & MEDIA (2.4%)
International Game Technology....................      515,100      12,877,500
Time Warner, Inc.................................      159,900       9,314,175
                                                                 -------------
                                                                    22,191,675
                                                                 -------------
FOOD, BEVERAGES & TOBACCO (7.4%)
Anheuser Busch Companies, Inc....................      398,400      17,205,900
General Mills, Inc...............................      241,000      17,834,000
Philip Morris Companies, Inc.....................      326,500      14,202,750
Ralston-Ralston Purina Group.....................      196,900      18,311,700
                                                                 -------------
                                                                    67,554,350
                                                                 -------------
HOUSEHOLD PRODUCTS (2.5%)
Procter & Gamble Co..............................      301,260      22,989,904
                                                                 -------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
RETAIL (5.4%)
Circuit City Stores, Inc.........................      313,900   $  10,299,844
Dillard's Inc. - Class A.........................      149,200       5,455,125
Federated Department Stores, Inc.+...............      210,700       9,600,019
Toys 'R' Us, Inc.+...............................      549,400      18,748,275
Wal-Mart Stores, Inc.............................      124,100       4,956,244
                                                                 -------------
                                                                    49,059,507
                                                                 -------------
TEXTILES (1.0%)
Fruit of the Loom, Inc., Class A+................      389,700       9,084,881
                                                                 -------------
  TOTAL CONSUMER GOODS & SERVICES................                  210,276,641
                                                                 -------------

ENERGY (8.0%)
OIL-PRODUCTION (7.5%)
Atlantic Richfield Co............................      142,300      11,597,450
British Petroleum Co. (ADR)......................          980          81,340
Exxon Corp.......................................      293,400      17,897,400
Mobil Corp.......................................      218,000      15,682,375
Tosco Corp.......................................      712,800      23,210,550
                                                                 -------------
                                                                    68,469,115
                                                                 -------------
OIL-SERVICES (0.5%)
Cooper Cameron Corp.+............................       73,700       4,491,094
                                                                 -------------
  TOTAL ENERGY...................................                   72,960,209
                                                                 -------------

FINANCE (15.5%)
BANKING (7.2%)
Chase Manhattan Corp.............................      101,400      11,014,575
First Union Corp.................................      454,300      22,147,125
Fleet Financial Group, Inc.......................      132,700       8,766,494
Providian Financial Corp.........................      306,600      13,509,562
Washington Mutual, Inc...........................      154,900      10,688,100
                                                                 -------------
                                                                    66,125,856
                                                                 -------------
FINANCIAL SERVICES (2.8%)
Federal National Mortgage Association............      308,300      16,282,094
Travelers Group, Inc.............................      190,518       9,621,159
                                                                 -------------
                                                                    25,903,253
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
INSURANCE (3.1%)
AMBAC, Inc.......................................      352,700   $  14,152,087
Marsh & McLennan Companies, Inc..................      187,700      13,971,919
                                                                 -------------
                                                                    28,124,006
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS (2.4%)
Beacon Properties Corp...........................      214,200       9,639,000
Starwood Lodging Trust...........................      234,900      12,596,512
                                                                 -------------
                                                                    22,235,512
                                                                 -------------
  TOTAL FINANCE..................................                  142,388,627
                                                                 -------------
HEALTHCARE (12.0%)
HEALTH SERVICES (2.9%)
Humana, Inc.+....................................      411,200       9,123,500
United Healthcare Corp...........................      337,900      17,591,919
                                                                 -------------
                                                                    26,715,419
                                                                 -------------
MEDICAL SUPPLIES (1.3%)
Bausch & Lomb, Inc...............................      293,700      11,637,862
                                                                 -------------
PHARMACEUTICALS (7.8%)
Alza Corp.+......................................      322,500       8,606,719
Bristol-Myers Squibb Co..........................       96,600       9,044,175
Crescendo Pharmaceuticals Corp.+.................       16,095         183,081
Forest Laboratories, Inc.+.......................      105,800       4,734,550
Pfizer, Inc......................................      118,600       8,628,150
Schering-Plough Corp.............................      235,800      14,781,712
Warner-Lambert Co................................      182,200      25,485,225
                                                                 -------------
                                                                    71,463,612
                                                                 -------------
  TOTAL HEALTHCARE...............................                  109,816,893
                                                                 -------------

INDUSTRIAL PRODUCTS & SERVICES (7.7%)
BUILDING MATERIALS (0.5%)
Johns Manville Corp..............................      410,400       4,488,750
                                                                 -------------
DIVERSIFIED MANUFACTURING (4.6%)
AlliedSignal, Inc................................      371,200      13,780,800
Cooper Industries, Inc...........................      261,800      13,515,425
Tyco International Ltd...........................      367,646      14,430,105
                                                                 -------------
                                                                    41,726,330
                                                                 -------------
              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
ELECTRICAL EQUIPMENT (1.0%)
Anixter International, Inc.+.....................      484,200   $   8,685,337
                                                                 -------------
POLLUTION CONTROL (1.6%)
Waste Management, Inc............................      607,700      14,964,613
                                                                 -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   69,865,030
                                                                 -------------

TECHNOLOGY (15.9%)
AEROSPACE (1.9%)
Boeing Co........................................      170,100       9,036,563
Coltec Industries, Inc.+.........................      354,225       8,257,870
                                                                 -------------
                                                                    17,294,433
                                                                 -------------
COMPUTER PERIPHERALS (2.0%)
EMC Corp.+.......................................      612,400      18,563,375
                                                                 -------------
COMPUTER SOFTWARE (1.1%)
Autodesk, Inc....................................      146,200       5,614,994
Oracle Corp.+....................................      133,300       4,436,391
                                                                 -------------
                                                                    10,051,385
                                                                 -------------
COMPUTER SYSTEMS (4.4%)
International Business Machines Corp.............      149,100      16,335,769
Nextlevel Systems, Inc.+.........................      681,300       9,027,225
Sun Microsystems, Inc.+..........................      403,200      14,502,600
                                                                 -------------
                                                                    39,865,594
                                                                 -------------
ELECTRONICS (5.0%)
Bay Networks, Inc.+..............................      582,900      17,523,431
Cabletron Systems, Inc.+.........................      461,100      10,605,300
Perkin-Elmer Corp................................      130,600       9,084,863
Sensormatic Electronics Corp.....................      538,900       8,757,125
                                                                 -------------
                                                                    45,970,719
                                                                 -------------
SEMICONDUCTORS (1.2%)
General Semiconductor, Inc.+.....................      170,300       1,852,013
Texas Instruments, Inc...........................      178,500       8,791,125
                                                                 -------------
                                                                    10,643,138
                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES          VALUE
-------------------------------------------------  -----------   -------------
TELECOMMUNICATIONS-EQUIPMENT (0.3%)
Commscope, Inc.+.................................      227,033   $   2,483,173
                                                                 -------------
  TOTAL TECHNOLOGY...............................                  144,871,817
                                                                 -------------

TRANSPORTATION (1.2%)
RAILROADS (1.2%)
CSX Corp.........................................      203,200      10,629,900
                                                                 -------------

UTILITIES (9.5%)
ELECTRIC (2.2%)
Northern States Power Co.........................      108,100       5,931,988
Southern Co......................................      319,000       7,656,000
Western Resources, Inc...........................      165,200       6,453,125
                                                                 -------------
                                                                    20,041,113
                                                                 -------------
GAS-PIPELINES (1.0%)
Enron Corp.......................................      237,600       9,207,000
                                                                 -------------
TELEPHONE (6.3%)
GTE Corp.........................................      281,500      14,233,344
SBC Communications, Inc..........................      178,500      12,997,031
Sprint Corp......................................      253,200      14,828,025
WorldCom, Inc.+..................................      484,900      15,531,953
                                                                 -------------
                                                                    57,590,353
                                                                 -------------
  TOTAL UTILITIES................................                   86,838,466
                                                                 -------------
  TOTAL COMMON STOCKS
   (COST $736,361,493)...........................                  893,759,867
                                                                 -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT          VALUE
-------------------------------------------------  -----------   -------------
CONVERTIBLE BONDS (0.6%)
FINANCE (0.6%)
FINANCIAL SERVICES (0.6%)
Berkshire Hathaway, Inc., Senior Exchangeable
  Notes; 1.00% due 12/03/01. Exchangeable for
  shares of Travelers Group, Inc. Common Stock,
  (cost $3,567,926)..............................  $ 3,800,000   $   5,685,750
                                                                 -------------
TOTAL INVESTMENTS (COST $739,929,419) (98.6%).................
                                                                   899,445,617
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)..................
                                                                    12,892,771
                                                                 -------------
NET ASSETS (100.0%)...........................................   $ 912,338,388
                                                                 -------------
                                                                 -------------

------------------------------
+ Non-income producing security.

Note: Based on the cost of securities of $742,042,594 for Federal Income Tax Purposes at November 30, 1997, the aggregate gross unrealized appreciation and depreciation was $175,876,482 and $18,473,459, respectively, resulting in net unrealized appreciation of $157,403,023.

(ADR) - Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $739,929,419 )          $899,445,617
Receivable for Investments Sold                      13,518,311
Dividends Receivable                                  1,592,618
Interest Receivable                                      18,894
Prepaid Trustees' Fees                                    2,370
Prepaid Expenses and Other Assets                         6,391
                                                   ------------
    Total Assets                                    914,584,201
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,785,779
Advisory Fee Payable                                    300,372
Payable to Custodian                                     75,559
Custody Fee Payable                                      44,405
Administrative Services Fee Payable                      22,680
Fund Services Fee Payable                                 3,299
Administration Fee Payable                                  979
Accrued Expenses                                         12,740
                                                   ------------
    Total Liabilities                                 2,245,813
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $912,338,388
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $29,438 )                                                  $ 6,183,001
Interest Income                                                     609,255
                                                                -----------
    Investment Income                                             6,792,256
EXPENSES
Advisory Fee                                       $1,857,873
Administrative Services Fee                           141,388
Custodian Fees and Expenses                            92,643
Professional Fees and Expenses                         22,816
Fund Services Fee                                      17,272
Administration Fee                                     10,478
Trustees' Fees and Expenses                             8,958
Printing Expenses                                       8,458
Insurance Expense                                       1,672
Registration Fees                                         306
Miscellaneous                                              50
                                                   ----------
    Total Expenses                                                2,161,914
                                                                -----------
NET INVESTMENT INCOME                                             4,630,342
NET REALIZED GAIN ON INVESTMENTS                                 93,896,398
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                    (2,890,629)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $95,636,111
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1997     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1997
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      4,630,342    $   11,014,128
Net Realized Gain on Investments                         93,896,398       114,253,160
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          (2,890,629)       54,102,181
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         95,636,111       179,369,469
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            96,879,681       205,179,647
Withdrawals                                            (139,437,621)     (244,500,948)
                                                   -----------------   --------------
    Net Decrease from Investors' Transactions           (42,557,940)      (39,321,301)
                                                   -----------------   --------------
    Total Increase in Net Assets                         53,078,171       140,048,168
NET ASSETS
Beginning of Period                                     859,260,217       719,212,049
                                                   -----------------   --------------
End of Period                                      $    912,338,388    $  859,260,217
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD
                                    FOR THE                FOR THE FISCAL YEAR          JULY 19, 1993
                               SIX MONTHS ENDED               ENDED MAY 31,            (COMMENCEMENT OF
                               NOVEMBER 30, 1997      ------------------------------    OPERATIONS) TO
                                  (UNAUDITED)          1997        1996        1995      MAY 31, 1994
                               -----------------      ------      ------      ------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.47%(a)     0.47%       0.46%       0.51%             0.53%(a)
  Net Investment Income                    1.00%(a)     1.44%       2.20%       2.12%             1.79%(a)
Portfolio Turnover                           58%          99%         85%         71%               76%+
Average Broker Commissions               0.0464       0.0506          --          --                --

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Equity Fund, for the period June 1, 1993 to June 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $209,477,219 on that date from The Pierpont Equity Fund in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $12,039,552 was included in the contributed securities. On October 31, 1993, the Portfolio received a contribution of securities and certain assets and liabilities, with a market value and cost of $128,337,342 from the JPM North America Fund, Ltd., in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of selected equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contract. At November 30, 1997, the Portfolio had no open futures contracts.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

   e) The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended November 30, 1997 this fee amounted to $1,857,873.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1997, the fee for these services amounted to $10,478.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge.This charge is calculated based on the aggregate

THE U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1997
--------------------------------------------------------------------------------
      average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1997, the fee for these services amounted to $141,388.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $17,272 for the six months ended November 30, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,500.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1997 were as follows:

    COST OF        PROCEEDS
   PURCHASES      FROM SALES
  ------------   ------------
  $513,561,056   $546,402,830

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

24